CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,697	$ 4,595	$ 8,259
Restricted cash	25	25	25
Short term deposits		0	507
Prepaid expenses	527	335	6
Other current assets	66	24	42
TOTAL CURRENT ASSETS	2,315	4,979	8,839
NON-CURRENT ASSETS:
Restricted cash	25	25	25
Long-term deposit	5	5	5
Property and equipment, net	40	49	159
Operating lease right-of-use asset	140	198	305
TOTAL NON-CURRENT ASSETS	210	277	494
TOTAL ASSETS	2,525	5,256	9,333
CURRENT LIABILITIES:
Trade payables	281	319	240
Current maturities of operating lease liability	108	112	115
Warrants to preferred shares	345	200	3
Employee related obligations	251	207	253
Accrued expenses	1,379	1,358	999
TOTAL CURRENT LIABILITIES	2,364	2,196	1,610
NON-CURRENT LIABILITIES:
Long-term operating lease liability	8	59	156
TOTAL NON-CURRENT LIABILITIES	8	59	156
TOTAL LIABILITIES	2,372	2,255	1,766
COMMITMENTS AND CONTINGENT LIABILITIES
CAPITAL DEFICIENCY:
Ordinary shares, value	1	1	1
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES	15,057	15,057	14,646
Additional paid-in capital	11,398	11,334	11,203
Accumulated deficit	(29,656)	(26,811)	(21,869)
TOTAL CAPITAL DEFICIENCY	(18,257)	(15,476)	(10,665)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY	153	3,001	7,567
CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	3,353	3,420	3,586
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	18,410	18,477	18,232
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST NET OF CAPITAL DEFICIENCY	2,525	5,256	9,333
MORINGA ACQUISITION CORP
CURRENT ASSETS:
Cash and cash equivalents	17,880	108,278	59,714
Investments held in Trust Account	5,924,118	5,697,632	116,692,038
Prepaid expenses	24,808	28,305	43,853
NON-CURRENT ASSETS:
TOTAL ASSETS	5,966,806	5,834,215	116,795,605
CURRENT LIABILITIES:
Accrued expenses	55,191	115,560	86,688
Related party	3,346,000	2,861,000	1,190,000
Private warrant liability	27,284	8,531	29,640
NON-CURRENT LIABILITIES:
TOTAL LIABILITIES	3,428,475	2,985,091	1,306,328
COMMITMENTS AND CONTINGENT LIABILITIES	0	0	0
CAPITAL DEFICIENCY:
Preferred Shares, value	0	0	0
Accumulated deficit	(3,386,123)	(2,848,844)	(1,203,097)
TOTAL CAPITAL DEFICIENCY	(3,385,787)	(2,848,508)	(1,202,761)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY	(3,385,787)	(2,848,508)	(1,202,761)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST NET OF CAPITAL DEFICIENCY	5,966,806	5,834,215	116,795,605
MORINGA ACQUISITION CORP | Class A Ordinary Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTERESTS:
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION	5,924,118	5,697,632	116,692,038
CAPITAL DEFICIENCY:
Ordinary shares, value	336	336	48
Additional paid-in capital		0	0
MORINGA ACQUISITION CORP | Class B Ordinary Shares
CAPITAL DEFICIENCY:
Ordinary shares, value	$ 0	$ 0	$ 288